Goldman Sachs Large Cap Value Insights Fund Expense Example - Class P Shares [Member] - Goldman Sachs Large Cap Value Insights Fund - Class P Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	339
Expense Example, with Redemption, 10 Years	$ 768